Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 2,295	€ 2,194
Long-term borrowings	2,901	8,837
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,442	1,396
Long-term borrowings	1,226	1,266
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	499	0
Aegon N.V [member] | 12-24 months [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	499
Aegon N.V [member] | Later than two years and not later than three years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon N.V [member] | Later than three years and not later than four years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon N.V [member] | Later than four years and not later than five years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon N.V [member] | Later than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,442	1,396
Long-term borrowings	€ 727	€ 768